Note 10 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
7.
Subsequent Events
The Board of Directors approved a
1
-for-
20
reverse stock split of the Company’s common stock effective
July 17, 2019.
Stockholders’ equity and all references to share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the
1
-for-
20
reverse stock split for all periods presented.

Note
10.
Subsequent Events
The Board of Directors approved a
1
-for-
20
reverse stock split of the Company’s common stock effective
July 17, 2019.
Stockholders’ equity and all references to share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the
1
-for-
20
reverse stock split for all periods presented.